Deferred Revenue/Income - Additional information (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Deferred Revenue/Income
Unrecognized deferred revenue	¥ 6,108,369	¥ 6,202,276